NATURE OF OPERATIONS (Details Textual)	12 Months Ended
Dec. 31, 2017
Gahcho Kué Diamond Mine [Member]
Disclosure Of Nature of Operations and going concern [Line Items]
Proportion of ownership interests held by non-controlling interests	49.00%